Income taxes - Summary of Valuation Allowance for Deferred Tax Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Beginning balance	$ 97,396	$ 28,959	$ 107,583	$ 27,470
Charged to income tax recovery	676	(1,582)	(791)	(1,731)
Charged (reduction) to OCI	(6,418)	2,664	(15,138)	4,302
Reductions to other accounts	0	(211)	0	(211)
Ending balance	$ 91,654	$ 29,830	$ 91,654	$ 29,830